Significant Accounting Policies (Details) - Schedule of amounts paid with its defined contribution plan - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Amounts Paid With Its Defined Contribution Plan [Abstract]
Expenses in respect of defined contribution plans	₪ 1,260	₪ 930	₪ 898